Quarterly portfolio holdings
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
August 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 93.2%				$55,590,281
(Cost $54,924,173)
Alabama 5.9%				3,508,856
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	300,000	300,428
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	500,000	511,466
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	500,000	500,016
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	500,000	536,789
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	250,537
Phenix City Industrial Development Board MeadWestvaco Coated Board Project, Series A, AMT	4.125	05-15-35	300,000	286,770
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	279,531
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	500,000	523,801
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	300,000	319,518
Arizona 1.3%				776,909
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	300,000	302,983
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	450,000	458,684
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,242
Arkansas 0.6%				350,037
Little Rock School District Construction Bonds, GO	3.000	02-01-28	350,000	350,037
California 9.5%				5,648,031
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	640,000	685,834
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	515,000	559,818
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	510,673
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	300,000	304,300
California Municipal Finance Authority NorthBay Healthcare, Series A	5.000	11-01-25	250,000	250,270
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	100,000	99,472
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	260,040
California Pollution Control Financing Authority Waste Management, Inc., Series B-1, AMT	3.000	11-01-25	350,000	349,991
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (A)	5.000	07-01-36	300,000	300,122
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	526,602
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	305,370
Patterson Joint Unified School District 2008 Election, Series A, GO (B)(C)	2.411	08-01-26	515,000	503,706
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	400,000	437,431
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	500,000	554,402
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado 2.1%				$1,232,083
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	400,000	393,978
Colorado Housing and Finance Authority Series E-2, Class I	3.350	10-01-29	430,000	437,052
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	210,285
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	5.000	12-01-34	175,000	190,768
Connecticut 1.1%				641,738
City of Bridgeport Series B, GO	5.000	08-15-27	220,000	230,256
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	215,000	219,545
Town of Hamden Whitney Center Project	5.000	01-01-50	230,000	191,937
Delaware 2.9%				1,751,911
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	31,208
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	700,000	720,768
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	498,627
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-28	500,000	501,308
District of Columbia 0.9%				511,536
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	511,536
Florida 8.6%				5,156,804
Cabot Citrus Farms Community Development District	5.250	03-01-29	300,000	303,505
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	307,959
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	529,003
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	255,000	278,538
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	500,000	544,454
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	204,788
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	25,891
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	500,000	497,095
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	200,000	201,010
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	300,000	317,385
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	500,000	544,955
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	50,000	50,585
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	15,000	15,902
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	70,000	75,249
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	216,987
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	230,000	230,681
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	346,475
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	250,000	$246,649
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	220,000	219,693
Georgia 6.0%				3,578,621
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	254,378
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	510,124
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	500,000	508,964
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	400,000	405,007
Main Street Natural Gas, Inc. Series A	5.000	05-15-26	550,000	556,629
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	264,748
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	500,000	532,748
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	535,261
Municipal Electric Authority of Georgia Series A	5.000	01-01-29	10,000	10,762
Illinois 6.2%				3,686,079
Chicago Board of Education Series A, GO	7.000	12-01-44	145,000	145,333
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	552,431
Chicago O’Hare International Airport Series E, AMT	5.000	01-01-27	500,000	514,960
City of Chicago Wastewater Transmission Revenue Series B (B)	5.000	01-01-30	250,000	256,701
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	150,000	150,240
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	521,439
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia, GO	5.500	07-01-40	300,000	300,205
State of Illinois Series B, GO	5.250	10-01-29	500,000	550,011
State of Illinois, GO	4.125	11-01-31	525,000	527,717
Village of Bedford Park Hotel/Motel Tax Revenue Series A (B)	5.000	12-01-35	155,000	167,042
Indiana 1.4%				811,570
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	181,010
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	500,000	510,282
Indiana Finance Authority Indiana University Health, Series B-2	5.000	10-01-60	110,000	120,278
Iowa 0.4%				210,325
Iowa Finance Authority Gevo NW Iowa RNG Project, AMT	3.875	01-01-42	210,000	210,325
Kansas 1.0%				574,368
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	350,000	324,312
City of Topeka Combined Utility Revenue Series A	3.000	08-01-27	250,000	250,056
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Kentucky 1.7%				$987,511
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	500,000	498,240
Kentucky Public Energy Authority Series A	5.000	05-01-55	250,000	264,263
Northern Kentucky Water District Series B	3.125	02-01-29	225,000	225,008
Maine 0.3%				150,995
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	150,000	150,995
Maryland 0.1%				51,311
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	51,311
Massachusetts 0.9%				536,157
City of Fall River, GO	2.000	12-01-32	400,000	359,838
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	150,000	150,320
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,645
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,354
Michigan 2.2%				1,340,060
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	102,861
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	149,148
Grand Valley State University Series A	5.000	12-01-32	500,000	506,927
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	345,000	327,666
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	200,000	217,364
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	35,000	36,094
Minnesota 1.0%				609,700
City of Eden Prairie Series A, GO	2.000	02-01-33	700,000	609,700
Missouri 1.9%				1,146,679
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	300,000	300,789
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	345,000	345,319
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	201,685
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	145,000	146,267
Waynesville R-VI School District Certificates of Participation	5.000	04-15-30	140,000	152,619
Montana 0.4%				255,415
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	255,415
Nebraska 0.4%				266,831
Central Plains Energy Project Subseries A-1	5.000	08-01-55	250,000	266,831
Nevada 1.1%				643,299
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	700,000	643,299
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
New Hampshire 1.6%				$945,677
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(C)	6.897	12-15-32	500,000	305,282
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-34	75,000	81,055
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-38	100,000	104,009
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	25,000	25,385
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	178,083
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	250,000	251,863
New Jersey 2.7%				1,612,258
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	500,000	565,041
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	553,232
State of New Jersey, GO	2.000	06-01-27	500,000	493,985
New York 1.5%				906,316
Albany County Airport Authority Series B, AMT	5.000	12-15-26	500,000	513,428
Farmingdale Union Free School District, GO	2.000	09-15-34	225,000	185,300
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	171,682
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,159
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	30,747
North Carolina 0.9%				550,142
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1	4.250	10-01-28	250,000	250,099
State of North Carolina Series C	3.000	05-01-28	300,000	300,043
North Dakota 1.0%				624,150
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	125,000	125,146
City of Bismarck Series T, GO	2.500	05-01-26	500,000	499,004
Ohio 1.9%				1,112,694
County of Ohio The Highlands Project	5.000	06-01-32	365,000	385,492
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	300,615
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-32	250,000	278,659
Ohio Air Quality Development Authority FirstEnergy, Series D	3.375	08-01-29	150,000	147,928
Oklahoma 0.4%				253,365
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	253,365
Oregon 2.6%				1,560,561
City of Newport Series B, GO (B)(C)	2.798	06-01-27	400,000	380,882
Oregon City School District No. 62 Series A, GO (C)	2.687	06-15-29	450,000	406,388
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-28	320,000	333,078
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
Oregon State Lottery Series A	5.000	04-01-28	190,000	$202,871
Washington County Oregon School District No.48 Series A, GO (C)	3.131	06-15-31	165,000	137,673
Washington County Oregon School District No.48 Series A, GO (C)	3.342	06-15-32	125,000	99,669
Pennsylvania 3.6%				2,123,914
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	436,298
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	425,995
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	223,019
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	544,688
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	35,000	34,923
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	300,000	301,589
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	160,000	157,402
Puerto Rico 0.3%				181,975
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.560	11-01-43	290,000	181,975
South Carolina 1.5%				879,466
Fort Mill School District No. 4 Series E, GO	3.000	03-01-31	220,000	218,385
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,273
South Carolina Public Service Authority Series A	5.000	12-01-30	295,000	299,076
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	350,000	336,732
Tennessee 1.6%				978,513
Clarksville Independent School District, GO	2.000	02-15-34	455,000	390,063
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-29	300,000	323,536
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	250,000	264,914
Texas 9.6%				5,756,348
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	93,737	23,434
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	500,000	526,591
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	4.250	09-01-33	350,000	343,640
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	543,975
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	246,625
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	312,627
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,692
Harris County Municipal Utility District No. 171 Series A, GO (B)	3.000	12-01-32	250,000	238,615
Harrisburg Redevelopment Authority (B)	5.000	09-01-30	450,000	489,536
Montgomery County Higher Education and Health Authority Thomas Jefferson University Project	5.000	09-01-26	230,000	234,443
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	128,490
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	140,537
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	250,000	$250,877
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.250	07-01-32	100,000	100,298
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	210,000	209,989
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	345,000	358,897
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (A)	4.100	01-01-28	250,000	223,412
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	300,000	301,770
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	55,000	56,335
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	525,565
Utah 0.5%				285,424
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-28	140,000	141,968
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-29	135,000	143,456
Vermont 0.4%				243,932
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	250,000	243,932
Virginia 0.3%				201,974
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	201,974
Washington 2.1%				1,281,214
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (B)	5.000	12-01-32	300,000	334,101
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	400,000	437,120
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	509,993
West Virginia 1.1%				640,811
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	395,000	395,000
West Virginia Economic Development Authority Commercial Metals Company Project, AMT	4.625	04-15-55	250,000	245,811
Wisconsin 1.7%				1,024,721
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	200,000	209,602
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	315,000	332,654
Public Finance Authority Midtown Project (A)(C)	5.980	12-15-34	350,000	202,458

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	280,000	280,007
Corporate bonds 0.2%				$128,318
(Cost $138,205)
Materials 0.2%				128,318
Paper and forest products 0.2%
Domtar Corp. (A)	6.750	10-01-28	150,000	128,318

8	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 4.1%			$2,462,068
(Cost $2,462,012)
Short-term funds 4.1%
John Hancock Collateral Trust (D)	4.1996(E)	246,130	2,462,068
Total investments (Cost $57,524,390) 97.5%			$58,180,667
Other assets and liabilities, net 2.5%			1,485,829
Total net assets 100.0%			$59,666,496

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,647,044 or 11.1% of the fund’s net assets as of 8-31-25.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-25.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	4.8
Build America Mutual Assurance Company	3.1
TOTAL	7.9
The fund had the following sector composition as a percentage of net assets on 8-31-25:
General obligation bonds	15.4%
Revenue bonds	77.8%
Other revenue	21.0%
Development	13.2%
Health care	11.2%
Airport	10.8%
Education	7.4%
Utilities	4.1%
Housing	3.5%
Water and sewer	2.6%
Pollution	2.3%
Transportation	1.7%
Corporate bonds	0.2%
Short-term investments and other	6.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$55,590,281	—	$55,590,281	—
Corporate bonds	128,318	—	128,318	—
Short-term investments	2,462,068	$2,462,068	—	—
Total investments in securities	$58,180,667	$2,462,068	$55,718,599	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	246,130	$195	$6,393,343	$(3,931,482)	$(44)	$56	$6,839	—	$2,462,068
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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